Derivative Liability (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 343,193		$ 343,193		$ 133,669
Gain loss on change in fair value of derivative liability	$ 505,649		$ 976,049		$ (30,508)
Conversion price per share	$ 0.55		$ 0.55		$ 0.85	$ 1.00